Submission	Jul. 30, 2025
Submission [Line Items]
Central Index Key	0000008504
Registrant Name	AGEAGLE AERIAL SYSTEMS INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES